UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1886

Seligman Capital Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:                          (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedule of Investments (unaudited) September 30, 2007

	Shares or Principal Amount		Value

Common Stocks 99.7%

Aerospace and Defense 4.2%
AAR*	110,200	shs.	$3,343,468
Goodrich	125,600		8,569,688
Raytheon	139,100		8,877,362

			20,790,518

Auto Components 1.8%
Goodyear Tire & Rubber*	298,300		9,071,303

Biotechnology 3.0%
BioMarin Pharmaceutical*	134,500		3,349,050
Celgene*	49,500		3,529,845
Cephalon*	73,400		5,362,604
Cepheid*	123,600		2,818,080

			15,059,579

Chemicals 4.0%
The Mosaic*	271,100		14,509,272
Zoltek*	123,500		5,388,305

			19,897,577

Communications Equipment 4.9%
Comverse Technology*	452,500		8,993,438
OpNext*	602,589		6,990,032
Research In Motion*	88,100		8,682,255

			24,665,725

Diversified Financial Services 0.9%
IntercontinentalExchange*	30,000		4,557,000

Diversified Telecommunication Services 0.9%
Time Warner Telecom (Class A)*	215,800		4,741,126

Electronic Equipment and Instruments 0.8%
Trimble Navigation*	97,500		3,822,975

Energy Equipment and Services 9.1%
Cameron International*	95,700		8,832,153
Diamond Offshore Drilling	78,900		8,938,581
FMC Technologies*	67,000		3,863,220
Grant Prideco*	106,100		5,784,572
National Oilwell Varco*	57,400		8,294,300
Weatherford International*	146,400		9,835,152

			45,547,978

Food and Staples Retailing 2.3%
Rite Aid*	2,466,500		11,395,230

Food Products 0.7%
Smithfield Foods*	108,700		3,424,050

Health Care Equipment and Supplies 6.3%
Beckman Coulter	81,900		6,040,944
DENTSPLY International	103,200		4,297,248
Gen-Probe*	92,700		6,171,966
Northstar Neuroscience*	340,200		3,796,632
Respironics*	108,100		5,192,043
St. Jude Medical*	140,400		6,187,428

			31,686,261

Health Care Providers and Services 3.3%
Express Scripts*	80,700		4,504,674
Patterson*	125,700		4,853,277
Quest Diagnostics	120,000		6,932,400

			16,290,351

Hotels, Restaurants and Leisure 2.6%
Life Time Fitness*	57,600		3,533,184
Pinnacle Entertainment*	339,900		9,255,477

			12,788,661

Industrial Conglomerates 2.5%
McDermott International*	139,000		7,517,120
Textron	78,900		4,908,369

			12,425,489

Internet and Catalog Retail 2.4%
NutriSystem*	257,600		12,078,864

Internet Software and Services 5.8%
Equinix*	96,900		8,594,061
SAVVIS*	531,468		20,610,329

			29,204,390

IT Services 1.8%
Cognizant Technology Solutions (Class A)*	111,400		8,886,378

Life Sciences Tools and Services 1.6%
Applied Biosystems Group	107,700		3,730,728
Waters*	67,300		4,503,716

			8,234,444

Machinery 3.9%
AGCO*	256,200		13,007,274
ITT	94,100		6,392,213

			19,399,487

Media 4.8%
Gemstar-TV Guide International*	3,316,700		23,084,232
Mediacom Communications (Class A)*	164,800		1,161,840

			24,246,072

Metals and Mining 3.5%
Agnico-Eagle Mines	74,400		3,705,120
Century Aluminum*	76,800		4,043,520
Freeport-McMoRan Copper & Gold	91,100		9,555,479

			17,304,119

Multiline Retail 1.1%
Kohl’s*	96,000		5,503,680

Oil, Gas and Consumable Fuels 3.8%
Cameco	88,500		4,092,240
Marathon Oil	62,800		3,580,856
Newfield Exploration*	96,700		4,657,072
Noble Energy	92,200		6,457,688

			18,787,856

Pharmaceuticals 0.8%
Mylan Laboratories*	240,600		3,839,976

Semiconductors and Semiconductor Equipment 7.5%
ANADIGICS*	141,300		2,554,704
Broadcom (Class A)*	141,800		5,167,192
FormFactor*	145,300		6,446,961
Intersil (Class A)	228,100		7,625,383
Maxim Integrated Products	236,100		6,929,535
Microsemi*	313,300		8,734,804

			37,458,579

Software 2.5%
Activision*	360,000		7,772,400
Synopsys*	183,900		4,980,012

			12,752,412

Specialty Retail 6.7%
American Eagle Outfitters	283,200		7,450,992
OfficeMax	66,500		2,278,955
PetSmart	110,000		3,509,000
Tween Brands*	260,800		8,564,672
Urban Outfitters*	526,200		11,471,160

			33,274,779

Wireless Telecommunication Services 6.2%
Crown Castle International*	66,400		2,697,832
NII Holdings*	252,300		20,726,445
SBA Communications (Class A)*	221,400		7,810,992

			31,235,269

Total Common Stocks			498,370,128

Fixed Time Deposit 1.7%
BNP Paribas, Grand Cayman, 5.15%, 10/1/2007	$8,502,000		8,502,000

Total Investments 101.4%			506,872,128

Other Assets Less Liabilities (1.4)%			(7,057,043)

Net Assets 100.0%			$499,815,085

_____________
* Non-income producing security.

The cost of investments for federal income tax purposes was $450,284,417. The tax basis gross appreciation and depreciation of portfolio securities were $66,014,899 and $9,427,188, respectively. Net unrealized appreciation was $56,587,711.

Note:  Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value.

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CAPITAL FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN CAPITAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.